EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 30, 2015 (Accession No. 0001193125-15-360349), to the Summary Prospectus and Prospectus dated May 1, 2015, for Cohen & Steers Institutional Global Realty Shares, Inc.